October 1, 2003

Keith O`Connell, Esquire

Securities & Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: T. Rowe Price Institutional Equity Funds, Inc. ("Registrant")

consisting (as here relevant) of the following series:

T. Rowe Price Institutional Large-Cap Core Growth Fund

File Nos.: 333-04753/811-07639

Dear Mr. O`Connell:

This letter accompanies our filing of the above-referenced Fund`s Prospectus and Statement of Additional Information under Rule 497(j) of the Securities Act of 1933. In accordance therewith, there have been no changes to the Fund`s prospectus or Statement of Additional Information that were filed under Rule 485(a) on September 26, 2003.

The Prospectus and Statement of Additional Information were declared effective on September 30, 2003.

Sincerely,

/s/Forrest R. Foss

Forrest R. Foss